CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 171,481,621	$ 61,353,928	$ 33,007,427
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	15,609,141	9,736,901	10,147,362
Depreciation and amortization	2,894,716	2,624,290	2,838,552
Fair value change of financial instruments held, at fair value	(2,946,352)	(10,196,099)	(16,142,109)
Loss on disposal of subsidiaries	331,789
Gain from equity investments, net of impairments	(225,800)	(210,511)	(6,889)
Allowance for doubtful accounts	1,332,327	14,292,716	363,417
Loss on disposal of property and equipment	721,537
Foreign currency exchange loss (gain)	(7,794,139)	(4,060,340)	3,122,874
Deferred tax (benefit) expense	(1,671,047)	829,366	3,206,495
Interest expense from convertible bonds	2,672,706	2,617,706	2,550,208
Changes in operating assets and liabilities:
Financial instruments held, at fair value	(8,077,171)	363,008,571	(249,167,561)
Receivables from customers	(730,666,224)	(313,904,166)	(108,963,426)
Receivables from brokers, dealers and clearing organizations	272,773,646	(1,763,863,578)	415,068,652
Amounts due from/to related parties	66,703,639	(18,006,726)	6,468,157
Prepaid expenses and other current assets	(18,129,956)	1,174,192	(4,719,181)
Operating lease right-of-use assets	(793,923)	(1,812,788)	4,892,207
Other non-current assets	(4,461,237)	(2,058,980)	(550,983)
Payables to customers	1,521,314,873	661,344,567	(83,098,889)
Payables to brokers, dealers and clearing organizations	(10,857,389)	1,799,997,770	(23,848,815)
Accrued expenses and other current liabilities	45,551,282	24,786,008	4,604,199
Operating lease liabilities	920,664	1,145,234	(4,969,139)
Deferred income	(0)	(819,809)	(1,368,912)
Net cash (used in) provided by operating activities	1,316,684,703	827,978,252	(6,566,354)
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(5,482,918)	(1,553,276)	(2,764,030)
Payment for long-term investments	0		(500,000)
Payment for equity method investment		(10,000,000)
Cash received from disposal of a subsidiary	388,335
Purchase of term deposits		(196,702)	(4,225,412)
Maturity of term deposits	470,751	2,816,941	74,679
Advances to employees	(1,169,167)	269,403	(342,686)
Dividend received	44,245	6,889	6,889
Net cash used in investing activities	(5,748,754)	(8,656,745)	(7,750,560)
Cash flows from financing activities:
Proceeds received from redeemable non-controlling interests	0		1,680,036
Net proceeds received from follow-on public offering (net of offering cost of US$835,813)		103,742,312
Repurchase of preferred shares from redeemable non-controlling interests	(3,030,555)
Proceeds received from issuance of Class A Ordinary Shares upon settlement of share-based awards	100,897	85,110	140,383
Net cash provided by (used in) financing activities	(2,929,658)	103,827,422	1,820,419
Increase (decrease) in cash, cash equivalents and restricted cash	1,308,006,291	923,148,929	(12,496,495)
Effect of exchange rate changes	26,639,425	(4,642,231)	(3,478,233)
Cash, cash equivalents and restricted cash at beginning of the year	2,858,260,499	1,939,753,801	1,955,728,529
Cash, cash equivalents and restricted cash at end of the year	4,192,906,215	2,858,260,499	1,939,753,801
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	791,016,893	393,576,874	322,599,616
Cash-segregated for regulatory purpose	3,401,889,322	2,464,683,625	1,617,154,185
Supplemental disclosure of cash flow information:
Income taxes paid (net of refunds)	$ 26,068,379	$ 11,288,825	$ 13,324,309